Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provision for dividends and other liabilities [member]
Statement [Line Items]
Summary of Provisions
The disclosure below excludes closure and rehabilitation provisions (refer to note 15 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 27 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provision related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2024	2023
	US$M	US$M
At the beginning of the financial year	769	674
Acquisition of subsidiaries and operations 1	–	61
Dividends determined	7,712	13,420
Charge/(credit) for the year:
Underlying	180	156
Discounting	2	2
Exchange variations	(42)	(161)
Released during the year	(120)	(62)
Utilisation	(92)	(35)
Dividends paid	(7,675)	(13,268)
Transfers and other movements	(24)	(18)

At the end of the financial year	710	769

Comprising:
Current	220	384
Non-current	490	385

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

Samarco dam failure [member]
Statement [Line Items]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2024 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2024	2023	2022
	US$M	US$M	US$M
Income statement
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 1	(139)	(103)	(66)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision 2	(2,833)	(256)	(595)
Fair value change on forward exchange derivatives 3	(199)	471	(81)

(Loss)/profit from operations	(3,171)	112	(742)
Net finance costs 4	(506)	(452)	(290)

Loss before taxation	(3,677)	(340)	(1,032)
Income tax (expense)/benefit 5	(85)	17	(31)

Loss after taxation	(3,762)	(323)	(1,063)

Balance sheet movement
Other financial assets 6	(280)	337	(160)
Trade and other payables	(4)	(6)	(1)
Tax liabilities	(85)	17	(31)
Provisions	(2,824)	(260)	(629)

Net (increase)/decrease in liabilities	(3,193)	88	(821)

		2024		2023		2022
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(3,677)		(340)		(1,032)
Adjustments for:
Samarco dam failure provision 2	2,833		256		595
Fair value change on forward exchange derivatives 3	199		(471)		81
Proceeds of cash management related instruments	218		134		79
Net finance costs 4	506		452		290
Changes in assets and liabilities:
Trade and other payables	4		6		1

Net operating cash flows		83		37		14

Net investment and funding of equity accounted investments 7		(640)		(448)		(256)

Net investing cash flows		(640)		(448)		(256)

Net decrease in cash and cash equivalents		(557)		(411)		(242)

1	Includes legal and advisor costs incurred.

2	US$3,700 million (2023: US$(33) million; 2022: US$691 million) change in estimate and US$(867) million (2023: US$289 million; 2022: US$(96) million) exchange translation.

3
The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provision. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within (Loss)/profit from equity accounted investments, related impairments and expenses in the Income Statement.

4	Amortisation of discounting of provision.

5	Includes tax on forward exchange derivatives and other taxes incurred during the period.

6	Includes forward exchange contracts described in item 3 above, and Senior notes issued by Samarco as part of its Judicial Reorganisation.

7
Includes US$(515) million (2023: US$(448) million; 2022: US$(256) million) utilisation of the Samarco dam failure provision and US$(125) million provided to Samarco following approval of the
Judicial Reorganisation
(2023:
US$
nil; 2022: US$

nil).

Summary of Provisions
Provision related to the Samarco dam failure

		2024		2023
		US$M		US$M
At the beginning of the financial year		3,681		3,421
Movement in provision		2,824		260
Comprising:
Utilised	(515)		(448)
Adjustments charged to the income statement:
Change in cost estimate	3,700		(33)
Amortisation of discounting impacting net finance costs	506		452
Exchange translation	(867)		289

At the end of the financial year		6,505		3,681

Comprising:
Current		1,500		1,876
Non-current		5,005		1,805

At the end of the financial year		6,505		3,681